CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 € / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 € / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 € / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 56,271		$ 62,603		$ 74,774		$ 118,874		$ 143,380
Excise taxes	(4,737)		(4,370)		(4,329)		(9,107)		(8,985)
Revenues from sales	51,534		58,233		70,445		109,767		134,395
Purchases, net of inventory variation	(33,864)		(38,351)		(45,443)		(72,215)		(85,091)
Other operating expenses	(7,906)		(7,785)		(8,041)		(15,691)		(15,664)
Exploration costs	(62)		(92)		(117)		(154)		(978)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,106)		(3,062)		(3,102)		(6,168)		(6,781)
Other income	116		341		429		457		572
Other expense	(366)		(300)		(1,305)		(666)		(3,595)
Financial interest on debt	(724)		(710)		(572)		(1,434)		(1,034)
Financial income and expense from cash & cash equivalents	510		393		245		903		459
Cost of net debt	(214)		(317)		(327)		(531)		(575)
Other financial income	413		258		231		671		434
Other financial expense	(173)		(183)		(136)		(356)		(271)
Net income (loss) from equity affiliates	267		960		(1,546)		1,227		(1,503)
Income taxes	(2,487)		(4,071)		(5,284)		(6,558)		(10,088)
Consolidated net income	4,152		5,631		5,804		9,783	$ 10,189	10,855
TotalEnergies share	4,088		5,557		5,692		9,645		10,636
Non-controlling interests	$ 64		$ 74		$ 112		$ 138		$ 219
Earnings per share (in dollars or Euros per share) | (per share)	$ 1.65	€ 1.51	$ 2.23	€ 2.08	$ 2.18	€ 2.03	$ 3.88		$ 4.04
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.64	€ 1.51	$ 2.21	€ 2.06	$ 2.16	€ 2.03	$ 3.86		$ 4.02